Note 22 - Changes in Equity - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	R$ 62,556.0	R$ 57,454.8	R$ 47,564.2
Fiscal incentives reserve
Investments reserve
Balance	75,151.2	62,556.0	57,454.8
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Balance	10,798.1	6,617.3
Fiscal incentives reserve
Investments reserve	3,713.0	4,180.8
Balance	14,511.1	10,798.1	6,617.3
Net income reserves, statutory reserve [member]
Statement Line Items [Line Items]
Balance	4.5	4.5
Fiscal incentives reserve
Investments reserve
Balance	4.5	4.5	4.5
Net income reserves, fiscal incentive [member]
Statement Line Items [Line Items]
Balance	10,071.6	8,719.5
Fiscal incentives reserve	1,332.8	1,352.1
Investments reserve
Balance	11,404.4	10,071.6	8,719.5
Net income reserves [member]
Statement Line Items [Line Items]
Balance	20,874.2	15,341.3	8,597.2
Fiscal incentives reserve	1,332.8	1,352.1	1,331.5
Investments reserve	3,713.0	4,180.8	5,412.6
Balance	R$ 25,920.0	R$ 20,874.2	R$ 15,341.3